Eaton Shareholders' Equity Eaton Shareholders' Equity - Net Income per Common Share (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Reconciliation [Abstract]
Net income attributable to Eaton common shareholders	$ 1,217	$ 1,350	$ 929
Weighted-average number of shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4.0
Weighted-average number of shares outstanding-basic	347.8	338.3	335.5
Net income per common share, diluted	$ 3.46	$ 3.93	$ 2.73
Net income per common share, basic	$ 3.54	$ 3.98	$ 2.76